Leases - Summary of Operating Leases Term and Discount Rate (Details) - Southern Airways Corporation	Dec. 31, 2022
Summary Of Operating Leases Term And Discount Rate [Line Items]
Weighted average remaining lease term	3 years 4 months 24 days
Weighted average discount rate	8.45%